Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2012 and 2013 and September 30, 2014 consist of the following (in thousands):

	DECEMBER 31,		SEPTEMBER 30, 2014
	2012	2013
			(unaudited)
Accrued license fee payable	$181	$—	$106
Employee compensation	117	162	781
Accrued professional fees	13	162	380
Accrued clinical and process development costs	—	54	728
Other	6	15	26

Total accrued expenses and other liabilities	$317	$393	$2,021